                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

If amended report check here: [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                            P&S Capital Partners, LLC
                    Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor                 New York      10022
Business Address                 (Street)       (City)       (Zip)

13F File Number: 28-06197

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Greg Pearson   Chief Financial Officer   (212) 319-8220
    Name                Title                 Phone

Signature, Place and Date of Signing:


/s/ Greg Pearson
-------------------------------
590 Madison Avenue, 28th Floor
New York, New York, 10022
11/14/2008

Report Type:

[_] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Name:
---------------------   ----------------------------
28-13085                P&S Capital Management, L.P.